Information Regarding Proved Oil and Gas Reserves (Details 1) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Company [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Discount Rate Used To Present Value Future Net Revenues From Proved Reserves			10.00%
Future net cash flows	$ 10,452		$ 26,861
Production	7,760		21,999
Development and abandonment	37		319
Income taxes	0	[1]	0	[1]
Future net cash flows	2,655		4,543
10% discount factor	(889)		(1,006)
Standardized measure of discounted future net cash flows	1,766		3,537
Company's Share of Piceance Energy [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future net cash flows	1,268,704		984,205
Production	539,796		430,506
Development and abandonment	236,027		234,905
Income taxes	0	[1]	0	[1]
Future net cash flows	492,881		318,794
10% discount factor	(322,282)		(229,469)
Standardized measure of discounted future net cash flows	170,599		89,325
Total Company and Company share of equity investee in the standardized measure of discounted future net revenues	$ 172,365		$ 92,862

[1]	No income tax provision is included in the standardized measure calculation shown above as we do not project to be taxable or pay cash income taxes based on its available tax assets and additional tax assets generated in the development of its reserves because the tax basis of its oil and gas properties and NOL carryforwards exceeds the amount of discounted future net earnings.